Operating expenses by nature (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses by nature
Employee benefits	$ 71,252	$ 43,664	$ 19,792
Cost of sales
Operating expenses by nature
Cost of inventories recognized as an expense	33,020	28,988	12,760
Depreciation of tangible assets	2,960	2,964	1,540
Amortization of intangible assets	57	28	0
Employee benefits	9,312	4,783	3,156
Selling Expenses
Operating expenses by nature
Depreciation of tangible assets	727	537	357
Amortization of intangible assets	0	2	11
Employee benefits	33,580	23,077	9,758
Administrative Expenses
Operating expenses by nature
Depreciation of tangible assets	1,425	463	293
Amortization of intangible assets	8,929	10,455	9,736
Employee benefits	17,234	7,191	3,519
Research and Development Expenses
Operating expenses by nature
Depreciation of tangible assets	1,003	749	478
Amortization of intangible assets	2,225	604	125
Employee benefits	$ 11,127	$ 8,613	$ 3,359